Investments In Unconsolidated Affiliates (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investments in and Advances to Affiliates [Line Items]
Investments in unconsolidated affiliates	$ 2,969	$ 2,992
DCP Sand Hills Pipeline, LLC
Investments in and Advances to Affiliates [Line Items]
Equity method investment ownership (as percent)	66.67%
Investments in unconsolidated affiliates	$ 1,507	1,492
DCP Southern Hills Pipeline, LLC
Investments in and Advances to Affiliates [Line Items]
Equity method investment ownership (as percent)	66.67%
Investments in unconsolidated affiliates	$ 754	764
Discovery Producer Services LLC
Investments in and Advances to Affiliates [Line Items]
Equity method investment ownership (as percent)	40.00%
Investments in unconsolidated affiliates	$ 385	405
Front Range Pipeline LLC
Investments in and Advances to Affiliates [Line Items]
Equity method investment ownership (as percent)	33.33%
Investments in unconsolidated affiliates	$ 165	170
Texas Express Pipeline LLC
Investments in and Advances to Affiliates [Line Items]
Equity method investment ownership (as percent)	10.00%
Investments in unconsolidated affiliates	$ 93	96
Panola Pipeline Company, LLC
Investments in and Advances to Affiliates [Line Items]
Equity method investment ownership (as percent)	15.00%
Investments in unconsolidated affiliates	$ 25	19
Mont Belvieu Enterprise Fractionator
Investments in and Advances to Affiliates [Line Items]
Equity method investment ownership (as percent)	12.50%
Investments in unconsolidated affiliates	$ 23	25
Mont Belvieu 1 Fractionator
Investments in and Advances to Affiliates [Line Items]
Equity method investment ownership (as percent)	20.00%
Investments in unconsolidated affiliates	$ 10	11
Other
Investments in and Advances to Affiliates [Line Items]
Investments in unconsolidated affiliates	$ 7	$ 10